Post-Employment Benefits - Summary of Weighted Average Principal Assumptions Used to Determine Defined Benefit Obligation (Detail)	Oct. 31, 2022	Oct. 31, 2021
Disclosure of defined benefit plans [line items]
Discount rate	3.61%	2.99%
Pension plan [member]
Disclosure of defined benefit plans [line items]
Rate of compensation increase	2.50%	2.10%
Pension plan [member] | Canada plan [member]
Disclosure of defined benefit plans [line items]
Discount rate	5.40%	3.50%
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Rate of compensation increase	2.50%	2.10%
Other post employment benefit plans [member] | Canada plan [member]
Disclosure of defined benefit plans [line items]
Discount rate	5.50%	3.40%